BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES OF
VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)
DATED JUNE 13, 2012
(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Virginia Municipal Bond Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.         The Board of Trustees of the Trust has adopted resolutions to amend the Statement of Preferences as follows:

(a).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in its entirety and replacing it with the following definition as of January 20, 2023:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.10%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.10%. If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

(b).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Dealer” as of January 20, 2023.

(c).       The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Rate” as of January 20, 2023.

(d).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “London Business Day” as of January 20, 2023.

(e).       The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Reference Banks” as of January 20, 2023.

(f).       The Statement of Preferences of the Trust is hereby amended by adding the definition of “Relevant Governmental Body” as of January 20, 2023:

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York.

(g).      The Statement of Preferences of the Trust is hereby amended by adding the definition for “SOFR” as of January 20, 2023:

“SOFR” with respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) at approximately 8:00 a.m. (New York City time) on the immediately succeeding Business Day and, in each case, that has been selected or recommended by the Relevant Governmental Body.

(h).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Substitute LIBOR Dealer” as of January 20, 2023.

(i).       The Statement of Preferences of the Trust is hereby amended by adding the following as Section 5(j) of Part I of the Statement of Preferences:

(j)        Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VRDP Shares Outstanding as of January 20, 2023 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after January 20, 2023, will be exempt from Subchapter III of the Delaware Statutory Trust Act.

2.         Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.         An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock Virginia Municipal Bond Trust has caused these presents to be signed as of January 19, 2023 in its name and on its behalf by its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:   Janey Ahn
Title:     Secretary

[BHV Signature Page – Amendment to Statement of Preferences]